Interbank Borrowings	12 Months Ended
Dec. 31, 2019
Interbank Borrowings
INTERBANK BORROWINGS

NOTE 18

INTERBANK BORROWINGS

As of December 31, 2019 and 2018 the line item Interbank borrowings is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Loans from financial institutions and the Central Bank of Chile
Other obligations with Central Bank of Chile	-	-
Subtotal	-	-
Loans from domestic financial institutions	286,603	-
Loans from foreign financial institutions
Bank of America N.A. US Foreign	355,051	38,906
Citibank N.A.	269,841	-
Mizuho Bank Ltd Ny	269,404	223,829
Wells Fargo Bank N.A.	231,823	-
Sumitomo Mitsui Banking Corporation	179,415	278,765
Standard Chartered Bank	153,373	50,960
The Bank of Nova Scotia	134,819	163,927
The Bank of New York Mellon	119,616	69,921
Barclays Bank Plc London	98,803	34,965
Corporacion Andina De Fomento	75,097	52,371
Zürcher Kantonalbank	75,002	-
The Toronto Dominion Bank	71,191	-
Hsbc Bank Plc	69,786	34,936
Bank of Montreal	56,123	31
State Bank of India	28,231	331
Banco Latinoamericano De Comercio	18,731	-
Banco Santander Brasil S.A.	7,873	8,040
Banco Santander Hong Kong	3,697	6,047
Standard Chartered Bank	3,613	843
Bank of China	952	7,777
Industrial and Commercial Bank	898	30
Banco Santander Central Hispano	848	1,295
Korea Exchange Bank	761	-
Hong Kong and Shanghai Banking	684	1,300
China Merchants Bank	597	-
Unicredito Italiano Spa	583	1,117
Banco Bilbao Vizcaya Argentaria	571	888
Rabobank, Hong Kong Branch	477	-
Bbva Bancomer, S.A.	553	-
Kbc Bank Nv	406	-
Bank of Communications	385	-
Bank of The West	261	-
Danske Bank A/S	224	-
Deutsche Bank A.G.	193	5,558
Kookmin Bank	185	-
Caixabank S.A.	166	-
E, Sun Commercial Bank Ltd.	159	-
Bank of Tokio Mitsubishi	156	1,032
Woori Bank	155	-
Agricultural Bank of China	152	106
Bank of Taiwan	135	127
Shinhan Bank	133	-
Taiwan Cooperative Bank	131	-
Keb Hana Bank	119	-
United Bank of India	113	378
Banca Di Credito Cooperativo A	112	-
Joint Stock Commercial Bank Fo.	110	33
Banca Nazionale Del Lavoro S.P.	106	77
Hua Nan Commercial Bank Ltd.	102	164
Industrial Bank of Korea	96	195
Banco Bradesco S.A.	84	89
Bank of Ningbo	83	-
Bank of East Asia, Limited	82	205
Hdfc Bank Limited	72	-
China Everbright Bank	70	-
Cassa Di Risparmio Di Parma E	69	-
Mizuho Corporate Bank Ltd.	67	-
Banco Bpm Spa	66	21
Canara Bank	66	-
Banco Comercial Portugues	63	-
Caixa Destalvis I Pensions de Barcelona	63	-
Shanghai Pudong Development Ba	59	237
Subtotal	2,232,856	1,284,501

	As of December 31,
	2019	2018
	MCh$	MCh$
Loans from foreign financial institutions, continued
Banca Monte dei Paschi di Siena	58	179
Banca Commerciale Italiana S.P.	50	288
Fortis Bank S.A./N.V. Brussels	50	42
Habib Bank Limited	38	-
Kasikornbank Public Company Li	33	-
Banco Rio De La Plata S.A.	24	-
Australia And New Zealand Bank	23	-
Banco de la Republica Oriental	23	41
Citic Industrial Bank	19	-
Shangai Pudong Development Ban	14	-
Banco Caixa Geral	10	-
Bank of Baroda	9	37
Shanghai Commercial and Saving	6	33
Hsbc Bank USA	2	394
Akbank T,A,S,	-	106
Banca Lombarda E Piemontese S.	-	60
Banca Popolare Dell'Emilia Rom	-	31
Banca Popolare Di Milano S.C.A.	-	6
Banco Commerzbank	-	19
Banco de Galicia Y Buenos Aires	-	231
Banco De Sabadell S.A.	-	20
Banco Internacional S.A.	-	33
Banco Itau S.A.	-	14
Banistmo S.A.	-	32
Bank of India	-	51
Bank of Shanghai	-	134
Bankinter S.A.	-	24
Banque Bruxelles Lambert S.A.	-	509
Bnp Paribas, Hong Kong Branch	-	3,554
Caixabank S.A.	-	44
Cajas Rurales Unidas	-	18
Canara Bank	-	237
Casa Di Risparmo De Padova E.R.	-	30
Cassa Di Risparmio In Bologna	-	21
Chang Hwa Commercial Bank Ltd.	-	18
China Construcción Bank	-	35
Citibank N.A.	-	241,041
Credit Agricole	-	106
Credit Lyonnais	-	139
Development Bank of Singapore	-	3
Dexia Bank SA	-	789
First Union National Bank	-	201
Hang Seng Bank (China) Limited	-	6
Hanvit Bank	-	58
Hdfc Bank Limited	-	28
Hsbc Bank Middle East	-	77
International Commercial Bank	-	70
Kbc Bank Nv	-	23
Keb Hana Bank	-	2,318
Kookmin Bank	-	78
Mega International Commercial	-	9
Metropolitan Bank Limited	-	170
Oriental Bank of Commerce	-	87
Rabobank, Hong Kong Branch	-	1,548
Raiffeisen Bank Polska S.A.	-	31
Shinhan Bank	-	380
Taiwan Business Bank	-	19
Taiwan Cooperative Bank	-	66
U,S, Bank (Formerly First Bank)	-	18
United World Chinese Commercial Bank	-	15
Wachovia Bank N.A.	-	33,499
Wells Fargo Bank N.A.	-	216,749
Woori Bank	-	356
Subtotal	359	504,125
Total	2,519,818	1,788,626

a)	Loans from domestic financial institutions

These obligations' maturities are as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$

Due within 1 year	158,855	-
Due within 1 and 2 year	117,344	-
Due within 2 and 3 year	8,167	-
Due within 3 and 4 year	2,237	-
Due after 5 years	-	-

Total loans from domestic financial institutions	286,603	-

b)	Foreign obligations

	As of December 31,
	2019	2018
	MCh$	MCh$

Due within 1 year	1,970,790	1,648,955
Due within 1 and 2 year	225,025	139,671
Due within 2 and 3 year	37,400	-
Due within 3 and 4 year	-	-
Due after 5 years	-	-
Total loans from foreign financial institutions	2,233,215	1,788,626